UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [   ]; Amendment Number : __________
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Westchester Capital Management, Inc.
Address:          100 Summit Lake Drive
                  Valhalla, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frederick W. Green
Title:            President
Phone:            914-741-5600

Signature, Place, and Date of Signing:

/s/ Frederick W. Green              Valhalla, New York                1/22/04
----------------------              ------------------                -------




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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   --

Form 13F Information Table Entry Total:              98

Form 13F Information Table Value Total:              $1,066,567,714 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.

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FORM 13F
WESTCHESTER CAPITAL MANAGEMENT, INC.
31-Dec-03
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                                                                Fair
                                                                Market     SHRS or         Put/ Investment Other    Voting Authority
Name of Issuer                        Title of Class  CUSIP     Value      PRN AMT  SH/PRN Call Discretion Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------


Equities

COMMON STOCK


Atlantic Coast Airlines Holdings, Inc COMMON STOCK    048396105  8,359,560    844,400 Shares      (a) Sole         (a) Sole
Atlantic Coast Airlines Holdings, Inc COMMON STOCK    048396105  3,129,390    316,100 Shares      (b) Shared       (a) Sole
AdvancePCS                            COMMON STOCK    00790K109 31,016,740    589,000 Shares      (a) Sole         (a) Sole
AdvancePCS                            COMMON STOCK    00790K109  6,177,018    117,300 Shares      (b) Shared       (a) Sole
Amersham plc ADR                      COMMON STOCK    030719108  1,515,816     22,200 Shares      (a) Sole         (a) Sole
Amersham plc ADR                      COMMON STOCK    030719108  1,085,652     15,900 Shares      (b) Shared       (a) Sole
Bank of Bermuda                       COMMON STOCK    G07644100  8,877,625    197,500 Shares      (a) Sole         (a) Sole
Boise Cascade Corporation             COMMON STOCK    097383103  8,215,000    250,000 Shares      (a) Sole         (a) Sole
Concord EFS, Inc.                     COMMON STOCK    206197105 49,982,604  3,368,100 Shares      (a) Sole         (a) Sole
Concord EFS, Inc.                     COMMON STOCK    206197105  6,326,292    426,300 Shares      (b) Shared       (a) Sole
Citizens Communications Company       COMMON STOCK    17453B101 34,448,112  2,773,600 Shares      (a) Sole         (a) Sole
Citizens Communications Company       COMMON STOCK    17453B101  3,532,248    284,400 Shares      (b) Shared       (a) Sole
Dana Corporation                      COMMON STOCK    235811106 31,272,070  1,704,200 Shares      (a) Sole         (a) Sole
Dana Corporation                      COMMON STOCK    235811106  2,405,685    131,100 Shares      (b) Shared       (a) Sole
Dictaphone Corporation                COMMON STOCK    253588107  1,283,200    160,400 Shares      (b) Shared       (a) Sole
The Dial Corporation                  COMMON STOCK    25247D101 27,362,517    961,100 Shares      (a) Sole         (a) Sole
The Dial Corporation                  COMMON STOCK    25247D101  1,887,561     66,300 Shares      (b) Shared       (a) Sole
Dreyer's Grand Ice Cream, Inc.        COMMON STOCK    261877104 83,122,758  1,069,103 Shares      (a) Sole         (a) Sole
Dreyer's Grand Ice Cream, Inc.        COMMON STOCK    261877104  7,977,150    102,600 Shares      (b) Shared       (a) Sole
EMC Corporation (Legato)              COMMON STOCK    268648102    297,160     23,000 Shares      (b) Shared       (a) Sole
EMC Corporation (Documentum)          COMMON STOCK    268648102  1,591,098    123,150 Shares      (b) Shared       (a) Sole
Esperion Therapeutics, Inc.           COMMON STOCK    29664R106  3,640,972    105,200 Shares      (a) Sole         (a) Sole
Esperion Therapeutics, Inc.           COMMON STOCK    29664R106  3,377,936     97,600 Shares      (b) Shared       (a) Sole
FleetBoston Financial Corporation     COMMON STOCK    339030108 68,582,880  1,571,200 Shares      (a) Sole         (a) Sole
FleetBoston Financial Corporation     COMMON STOCK    339030108  7,464,150    171,000 Shares      (b) Shared       (a) Sole
First Essex Bancorp                   COMMON STOCK    320103104 10,820,901    186,118 Shares      (a) Sole         (a) Sole
First Essex Bancorp                   COMMON STOCK    320103104  1,843,038     31,700 Shares      (b) Shared       (a) Sole
Fidelity National Financial, Inc.     COMMON STOCK    316326107    878,716     22,659 Shares      (b) Shared       (a) Sole
Groupe Bruxelles Lambert SA           COMMON STOCK      7097328 20,332,206    360,852 Shares      (a) Sole         (a) Sole
Groupe Bruxelles Lambert SA           COMMON STOCK      7097328    198,165      3,517 Shares      (b) Shared       (a) Sole
Gucci Group NV ordinary               COMMON STOCK      4655053  8,197,723     95,646 Shares      (a) Sole         (a) Sole
Gucci Group NV ordinary               COMMON STOCK      4655053  2,468,419     28,800 Shares      (b) Shared       (a) Sole
Gucci Group ADR                       COMMON STOCK    401566104  6,074,050     71,000 Shares      (a) Sole         (a) Sole
Hughes Electronics Corporation        COMMON STOCK    444418107  8,038,831    485,730 Shares      (a) Sole         (a) Sole
InterActiveCorp                       COMMON STOCK    45840Q101  3,216,700     94,804 Shares      (b) Shared       (a) Sole
Gartner, Inc. Class B                 COMMON STOCK    366651206    739,840     68,000 Shares      (b) Shared       (a) Sole
J.C. Penney Company, Inc.             COMMON STOCK    708160106 29,433,600  1,120,000 Shares      (a) Sole         (a) Sole
John Hancock Financial Services, Inc. COMMON STOCK    41014S106 16,095,000    429,200 Shares      (a) Sole         (a) Sole
John Hancock Financial Services, Inc. COMMON STOCK    41014S106  2,066,250     55,100 Shares      (b) Shared       (a) Sole
KLM NV ADR                            COMMON STOCK    482516309    374,451     23,100 Shares      (a) Sole         (a) Sole
KLM NV ADR                            COMMON STOCK    482516309     97,260      6,000 Shares      (b) Shared       (a) Sole
KLM NV ordinary                       COMMON STOCK      5786491 13,812,690    850,221 Shares      (a) Sole         (a) Sole
KLM NV ordinary                       COMMON STOCK      5786491  2,176,964    134,000 Shares      (b) Shared       (a) Sole
LGP Allgon Holding AB                 COMMON STOCK      5254642  6,121,361    716,200 Shares      (a) Sole         (a) Sole
LGP Allgon Holding AB                 COMMON STOCK      5254642  5,410,251    633,000 Shares      (b) Shared       (a) Sole
McGrath Rentcorp                      COMMON STOCK    580589109 17,318,983    635,559 Shares      (a) Sole         (a) Sole
Mid Atlantic Medical Services, Inc.   COMMON STOCK    59523C107 33,067,440    510,300 Shares      (a) Sole         (a) Sole
Mid Atlantic Medical Services, Inc.   COMMON STOCK    59523C107  4,438,800     68,500 Shares      (b) Shared       (a) Sole
The MONY Group Inc.                   COMMON STOCK    615337102 34,578,579  1,105,100 Shares      (a) Sole         (a) Sole
The MONY Group Inc.                   COMMON STOCK    615337102  3,635,898    116,200 Shares      (b) Shared       (a) Sole
Motorola, Inc.                        COMMON STOCK    620076109 15,477,000  1,100,000 Shares      (a) Sole         (a) Sole
Moore Wallace Incorporated            COMMON STOCK    615857109 12,442,339    664,300 Shares      (a) Sole         (a) Sole
Moore Wallace Incorporated            COMMON STOCK    615857109  3,553,081    189,700 Shares      (b) Shared       (a) Sole
MAAX Inc.                             COMMON STOCK    57777C104 16,787,298    919,600 Shares      (a) Sole         (a) Sole
MAAX Inc.                             COMMON STOCK    57777C104  1,507,863     82,600 Shares      (b) Shared       (a) Sole
Newhall Land & Farming                COMMON STOCK    651426108 25,718,022    636,900 Shares      (a) Sole         (a) Sole
Newhall Land & Farming                COMMON STOCK    651426108  3,125,412     77,400 Shares      (b) Shared       (a) Sole
New Focus Inc.                        COMMON STOCK    644383101     50,200     10,000 Shares      (b) Shared       (a) Sole
The News Corporation Limited          COMMON STOCK    652487802  1,639,550     54,200 Shares      (b) Shared       (a) Sole
The News Corporation Limited          COMMON STOCK    652487802  1,643,906     54,344 Shares      (a) Sole         (a) Sole
NextWave Telecom,  Inc.               COMMON STOCK    65332M103  8,373,920  2,616,850 Shares      (a) Sole         (a) Sole
NextWave Telecom,  Inc.               COMMON STOCK    65332M103  2,510,560    784,550 Shares      (b) Shared       (a) Sole
Pfizer Inc.                           COMMON STOCK    717081103    756,769     21,420 Shares      (b) Shared       (a) Sole
Price Communications Corporation      COMMON STOCK    741437305 34,784,955  2,533,500 Shares      (a) Sole         (a) Sole
Price Communications Corporation      COMMON STOCK    741437305  4,028,382    293,400 Shares      (b) Shared       (a) Sole
PeopleSoft, Inc.                      COMMON STOCK    712713106 11,400,000    500,000 Shares      (a) Sole         (a) Sole
Powerwave Technologies, Inc.          COMMON STOCK    739363109    945,540    123,600 Shares      (a) Sole         (a) Sole
Right Management Consultants, Inc.    COMMON STOCK    766573109 18,436,080    988,000 Shares      (a) Sole         (a) Sole
Right Management Consultants, Inc.    COMMON STOCK    766573109  4,485,864    240,400 Shares      (b) Shared       (a) Sole
SICOR Inc.                            COMMON STOCK    825846108 26,702,240    981,700 Shares      (a) Sole         (a) Sole
SICOR Inc.                            COMMON STOCK    825846108  4,319,360    158,800 Shares      (b) Shared       (a) Sole
Staten Island Bancorp, Inc.           COMMON STOCK    857550107  5,379,750    239,100 Shares      (a) Sole         (a) Sole
Telus Corporation (non-voting)        COMMON STOCK    87971M202 23,817,552  1,264,000 Shares      (a) Sole         (a) Sole
Telus Corporation (non-voting)        COMMON STOCK    87971M202  3,297,525    175,000 Shares      (b) Shared       (a) Sole
Travelers Property Casualty Corp.Cl A COMMON STOCK    89420G109 28,217,248  1,681,600 Shares      (a) Sole         (a) Sole
Travelers Property Casualty Corp.Cl A COMMON STOCK    89420G109  1,186,346     70,700 Shares      (b) Shared       (a) Sole
Travelers Property Casualty Corp.Cl B COMMON STOCK    89420G406  4,118,619    242,700 Shares      (a) Sole         (a) Sole
The Titan Corporation                 COMMON STOCK    888266103 36,370,356  1,667,600 Shares      (a) Sole         (a) Sole
The Titan Corporation                 COMMON STOCK    888266103  4,977,042    228,200 Shares      (b) Shared       (a) Sole
United National Bancorp               COMMON STOCK    910909100  1,179,090     33,000 Shares      (b) Shared       (a) Sole
Unisource Energy Corporation          COMMON STOCK    909205106  9,304,218    377,300 Shares      (a) Sole         (a) Sole
Univision Communications Inc.         COMMON STOCK    914906102  1,649,715     41,565 Shares      (b) Shared       (a) Sole
Wellpoint Health Networks, Inc.       COMMON STOCK    94973H108 33,451,851    344,900 Shares      (a) Sole         (a) Sole
Wellpoint Health Networks, Inc.       COMMON STOCK    94973H108  4,471,239     46,100 Shares      (b) Shared       (a) Sole
Yellow Roadway Corporation            COMMON STOCK    985577105  1,292,173     35,725 Shares      (b) Shared       (a) Sole

PREFERRED STOCK

Great-West Lifeco 4.8% Series E pref. PREFERRED STOCK 39138C700  1,398,806     66,335 Shares      (a) Sole         (a) Sole
Great-West Lifeco 4.8% Series E pref. PREFERRED STOCK 39138C700    315,419     14,958 Shares      (b) Shared       (a) Sole
Great-West Lifeco 5.9% Series F pref. PREFERRED STOCK 39138C809    459,898     21,627 Shares      (a) Sole         (a) Sole
Great-West Lifeco 5.9% Series F pref. PREFERRED STOCK 39138C809    103,667      4,875 Shares      (b) Shared       (a) Sole

CORPORATE BONDS

Adelphia Communications senior note   CORPORATE BONDS 006848BJ3  1,612,040 1,688,000     PRN      (b) Shared       (a) Sole
10.250% Due 06-15-11

Adelphia Communications conv note     CORPORATE BONDS 006848BH7  6,751,860 15,702,000    PRN      (a) Sole         (a) Sole
3.250% Due 05-01-21

Adelphia Communications conv note     CORPORATE BONDS 006848BH7    472,140  1,098,000    PRN      (b) Shared       (a) Sole
3.250% Due 05-01-21

Adelphia Communications senior note   CORPORATE BONDS 006848AS4 16,981,100 18,065,000    PRN      (a) Sole         (a) Sole
9.250% Due 10-01-02

Adelphia Communications senior note   CORPORATE BONDS 006848AS4    592,200    630,000    PRN      (b) Shared       (a) Sole
9.250% Due 10-01-02

Duane Reade note                      CORPORATE BONDS 263578AC0  6,256,250 11,000,000    PRN      (a) Sole         (a) Sole
2.148% Due 04-16-22

Moore North American Fin senior note  CORPORATE BONDS 615801AA5  4,313,000  3,800,000    PRN      (a) Sole         (a) Sole
7.875% Due 01-15-11

Roadway Corp. note                    CORPORATE BONDS 769742AB3 31,526,645 27,670,000    PRN      (a) Sole         (a) Sole
8.250% Due 12-01-08

Roadway Corp. note                    CORPORATE BONDS 769742AB3  4,016,314  3,525,000    PRN      (b) Shared       (a) Sole
8.250% Due 12-01-08



GRAND TOTAL                                                 $1,066,567,714

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